MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) NEW DISCOVERY FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) NEW DISCOVERY FUND

SMALL-CAP GROWTH WITH A VALUATION FOCUS

Our small-cap growth fund. Seeks companies that are or may become major enterprises. The fund focuses on stocks with valuations in line with fundamental strengths and growth prospects.

The fund seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              22
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     38
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      48
----------------------------------------------------
CONTACT INFORMATION                               49

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
--------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1)Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

AN UNCERTAIN MARKET ENVIRONMENT

Investor psychology seemed to turn more positive early in the period as the flood of negative news about accounting scandals, earnings, and the economy began to ebb. Stock markets in October reversed their downward direction, and we saw a fourth-quarter rally. Third-quarter earnings estimates, although not robust, were more in line with expectations, and the economy showed signs of strengthening. In addition, it seemed to us that investors felt that some of the hardest-hit stocks had fallen too far. The rally was the strongest in technology-related stocks when orders picked up briefly in the fourth quarter.

However, the market's sharp rebound dissipated in December and January. At the end of the period, we saw a return to many of the negative trends we had seen through the latter half of 2002 and increased investor concerns about war in the Middle East.

STOCK SELECTION A KEY TO PERFORMANCE

This has been a very challenging market characterized by weakness in most sectors. As a result, most of the positive contributors to fund performance were individual stock selections from a number of different industries. Many of those stocks were strong performers in weak industries. Examples included Leapfrog, Caremark Rx, Harman International, and Harbor Florida Bancshares.

Leapfrog manufactures educational learning toys for children. We had bought the stock early in 2002 and sold it in the fall when we believed that it became overvalued and we were concerned about potential holiday sales. As expected, the general performance in the toy market was weak throughout the period. Caremark Rx, in the health care industry, manages prescription drug programs for employers, government agencies, and other entities. Although performance from health care was weak, this company did well because the service it provides helps companies manage and contain health care expenses.


-------------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 2/28/03

CAREMARK RX, INC.                         3.08%
Health care cost-containment company
-------------------------------------------------
HAEMONETICS CORP.                         2.02%
Manufacturer of medical systems for
blood collection and processing
-------------------------------------------------
IDEXX                                     1.90%
Medical instruments company
-------------------------------------------------
NETWORK ASSOCIATES                        1.64%
Anti-virus, network management, and
help desk software manufacturer
-------------------------------------------------
ADVANCED FIBER                            1.49%
A telecommunications hardware and
software firm
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.


Harman owns several of the very high-end brands of automobile stereos that are being designed into an increasing number of luxury cars. Even though automobile sales appear to be leveling off, luxury car sales have not been much affected by the current economy. Harman is gaining market share from other manufacturers, and is reporting strong earnings; its stock has performed well. Harbor Florida Bancshares is a well-managed bank in a wealthy and rapidly growing part of the country.

DETRACTORS FROM PERFORMANCE

In general, the biggest detractor from fund performance was the general market downturn. There were a few stocks that were additional drags on returns relative to our benchmark. Scholastic Corp. was our biggest disappointment during the period. This publisher of children's books was a victim of a weak economy and sales that were not as strong as in the past. This stock is still in the fund's portfolio because Scholastic owns the U.S. publishing rights to the Harry Potter books. When the next Harry Potter comes out later this year, we expect that the company will get a lift to its earnings and stock price.

Haemonetics was our other major detractor. The company had a new product that would be used to recycle blood during surgery. Unfortunately, they ran into some delays in introducing that product, and the company's stock declined as a result. We viewed this as a temporary setback to the company, and the stock remains in the portfolio.

IMPROVING OUTLOOK FOR BUSINESS SPENDING

Looking forward, we would expect to increase our exposure to corporate spending and decrease our exposure to consumer spending, especially if consumer spending continues to trend down as it did in the latter part of the period. In the research we've done on individual companies, many corporate purchasing managers told us that their spending will be flat to slightly higher for 2003. This spending news is in contrast to our findings for the past three years when corporate spending declined. In fact, we have already invested in a few companies in the technology sector that have benefited from increased spending. We would caution, however, that we believe that near-term market performance will continue to be choppy because of the weak economic recovery and overhanging concerns about the war with Iraq.

/s/ Robert A. Henderson            /s/ Donald F. Pitcher, Jr.
    Robert A. Henderson                Donald F. Pitcher, Jr.
    Portfolio Manager                  Portfolio Manager

Note to shareholders: Robert A. Henderson and Donald F. Pitcher, Jr. became managers of the portfolio in April and June 2002, respectively, replacing Neil
D. Wagner. Effective December 16, 2002, MFS(R) New Discovery Fund is available for sale to new shareholders.


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                     Class
     Share          inception
     class            date             6-mo              1-yr          3-yr            5-yr          Life(1)

       A             1/2/97             --              -30.56%       -20.34%          0.23%          7.74%
-----------------------------------------------------------------------------------------------------------
       B             11/3/97            --              -31.01%       -20.85%         -0.41%          7.14%
-----------------------------------------------------------------------------------------------------------
       C             11/3/97            --              -31.08%       -20.87%         -0.41%          7.15%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97             --              -30.37%       -20.08%          0.61%          8.10%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -30.56%       -20.34%          0.23%          7.74%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -30.69%       -20.39%          0.19%          7.70%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -30.95%       -20.49%          0.11%          7.64%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -31.00%       -20.51%          0.10%          7.62%


-------------------
Average annual
with sales charge
-------------------

       A                                --              -34.55%       -21.90%         -0.95%          6.70%
-----------------------------------------------------------------------------------------------------------
       B                                --              -33.77%       -21.52%         -0.73%          7.14%
-----------------------------------------------------------------------------------------------------------
       C                                --              -31.77%       -20.87%         -0.41%          7.15%
-----------------------------------------------------------------------------------------------------------
      529A                              --              -34.67%       -21.95%         -0.99%          6.67%
-----------------------------------------------------------------------------------------------------------
      529B                              --              -33.66%       -21.15%         -0.20%          7.64%
-----------------------------------------------------------------------------------------------------------
      529C                              --              -31.68%       -20.51%          0.10%          7.62%


---------------------
Cumulative without
sales charge
---------------------

     Share
     class                             6-mo              1-yr          3-yr            5-yr          Life(1)

       A                              -9.59%            -30.56%       -49.46%          1.14%         58.21%
-----------------------------------------------------------------------------------------------------------
       B                              -9.87%            -31.01%       -50.42%         -2.04%         52.90%
-----------------------------------------------------------------------------------------------------------
       C                              -9.94%            -31.08%       -50.46%         -2.04%         53.02%
-----------------------------------------------------------------------------------------------------------
       I                              -9.52%            -30.37%       -48.95%          3.09%         61.50%
-----------------------------------------------------------------------------------------------------------
       R                              -9.59%            -30.56%       -49.46%          1.14%         58.21%
-----------------------------------------------------------------------------------------------------------
      529A                            -9.76%            -30.69%       -49.55%          0.95%         57.92%
-----------------------------------------------------------------------------------------------------------
      529B                           -10.04%            -30.95%       -49.74%          0.57%         57.32%
-----------------------------------------------------------------------------------------------------------
      529C                           -10.11%            -31.00%       -49.78%          0.49%         57.20%


------------------
Average Annual
------------------

Comparative indices

Average small-cap
growth fund(2)                        -7.51%            -26.63%       -24.11%         -4.67%         -0.71%
-----------------------------------------------------------------------------------------------------------
Russell 2000
Growth Index(3)                       -5.55%            -26.79%       -27.52%         -8.91%         -4.34%

Periods less than one year are actual, not annualized.
(1) For the period from the commencement of the fund's investment operations, January 2, 1997, through February 28, 2003.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 2000 GROWTH INDEX - Measures the performance of U.S. small-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited ) 2/28/03
------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 91.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stocks - 90.1%
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
---------------------------------------------------------------------------------------------------
Getty Images, Inc.(1)                                                 28,100               $824,735
---------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.4%
---------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                                          90,000             $4,347,000
---------------------------------------------------------------------------------------------------
Armor Holdings, Inc.(1)                                               10,675                120,094
---------------------------------------------------------------------------------------------------
EDO Corp.                                                            275,000              4,427,500
---------------------------------------------------------------------------------------------------
Herley Industries, Inc.(1)                                           361,100              5,033,734
---------------------------------------------------------------------------------------------------
                                                                                        $13,928,328
---------------------------------------------------------------------------------------------------
Agricultural Products - 0.7%
---------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                376,455             $7,434,986
---------------------------------------------------------------------------------------------------
Auto Parts - 0.9%
---------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                         365,450             $9,329,938
---------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 7.2%
---------------------------------------------------------------------------------------------------
Alabama National BanCorp.                                             77,000             $3,274,810
---------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                                        69,000              1,533,870
---------------------------------------------------------------------------------------------------
BancFirst Corp.                                                       18,100                802,192
---------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                     94,300              2,168,900
---------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                           202,000              1,832,140
---------------------------------------------------------------------------------------------------
BankUnited Financial Corp.(1)                                        247,200              4,348,248
---------------------------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                              474,188              5,927,350
---------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                              18,645                509,568
---------------------------------------------------------------------------------------------------
Citizens South Banking Corp.                                         142,500              1,506,225
---------------------------------------------------------------------------------------------------
City Holding Co.                                                      36,100              1,012,605
---------------------------------------------------------------------------------------------------
Connecticut Bancshares, Inc.                                          37,600              1,586,344
---------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                               96,900              3,221,925
---------------------------------------------------------------------------------------------------
F&M Bancorp.                                                          26,100                790,830
---------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                             13,800                241,776
---------------------------------------------------------------------------------------------------
Financial Institutions, Inc.                                          61,200              1,386,792
---------------------------------------------------------------------------------------------------
First Bancorp.                                                        49,500              1,240,965
---------------------------------------------------------------------------------------------------
First Community Bancorp                                               75,290              2,176,634
---------------------------------------------------------------------------------------------------
First Federal Capital Corp.                                           66,100             $1,331,254
---------------------------------------------------------------------------------------------------
First Financial Bankshares, Inc.                                      12,900                506,325
---------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                        14,150                350,212
---------------------------------------------------------------------------------------------------
Frontier Financial Corp.                                              27,900                703,945
---------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                 51,200              1,234,944
---------------------------------------------------------------------------------------------------
Gold Banc Corporation, Inc.                                          134,670              1,323,806
---------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                      148,500              3,651,466
---------------------------------------------------------------------------------------------------
Harleysville National Corp.                                           20,450                526,792
---------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                    66,700              1,667,500
---------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                     43,100              1,469,710
---------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                           23,000                848,700
---------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc.                                        23,084                595,106
---------------------------------------------------------------------------------------------------
Pacific Northwest Bancorp                                             55,900              1,557,374
---------------------------------------------------------------------------------------------------
Provident Financial Services(1)                                      151,400              2,308,850
---------------------------------------------------------------------------------------------------
Republic Bancshares, Inc.(1)                                          62,700              1,255,881
---------------------------------------------------------------------------------------------------
Seacoast Financial Services Corp.                                    107,100              2,061,675
---------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                           93,993              1,061,181
---------------------------------------------------------------------------------------------------
South Financial Group, Inc.                                          120,700              2,433,312
---------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                               9,300                206,553
---------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                                          63,800              1,355,750
---------------------------------------------------------------------------------------------------
TierOne Corp.(1)                                                      93,800              1,452,962
---------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                  139,800              5,885,580
---------------------------------------------------------------------------------------------------
Umpqua Holdings Corp.                                                108,700              2,012,037
---------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                             136,500              4,029,480
---------------------------------------------------------------------------------------------------
                                                                                        $73,391,569
---------------------------------------------------------------------------------------------------
Building - 0.2%
---------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                               105,000             $2,033,850
---------------------------------------------------------------------------------------------------
Business Services - 5.8%
---------------------------------------------------------------------------------------------------
Advisory Board Co.(1)                                                261,100             $8,551,025
---------------------------------------------------------------------------------------------------
BISYS Group, Inc.(1)                                                 210,312              3,289,279
---------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(1)                            133,800              3,706,260
---------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                         74,480              2,287,281
---------------------------------------------------------------------------------------------------
Corporate Executive Board Co.(1)                                     236,000              7,936,680
---------------------------------------------------------------------------------------------------
Dendrite International, Inc.(1)                                      200,000              1,920,000
---------------------------------------------------------------------------------------------------
Education Management Corp.(1)                                        198,500             $7,519,180
---------------------------------------------------------------------------------------------------
InfoUSA, Inc.(1)                                                     200,000                906,000
---------------------------------------------------------------------------------------------------
Kroll, Inc.(1)                                                       119,140              2,117,118
---------------------------------------------------------------------------------------------------
Mettler Toledo International, Inc.(1)                                179,730              5,366,738
---------------------------------------------------------------------------------------------------
MPS Group, Inc.(1)                                                   200,000                982,000
---------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                              194,899             10,390,066
---------------------------------------------------------------------------------------------------
WebMD Corp.(1)                                                       375,000              3,596,250
---------------------------------------------------------------------------------------------------
                                                                                        $58,567,877
---------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 0.2%
---------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.(1)                                       90,800             $1,773,324
---------------------------------------------------------------------------------------------------
Computer Services - 0.1%
---------------------------------------------------------------------------------------------------
Perot Systems Corp.(1)                                                89,050               $891,390
---------------------------------------------------------------------------------------------------
Computer Software - 0.8%
---------------------------------------------------------------------------------------------------
ANSYS, Inc.(1)                                                       208,900             $4,963,464
---------------------------------------------------------------------------------------------------
Quest Software, Inc.(1)                                              109,900              1,085,812
---------------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                         200,000              2,442,000
---------------------------------------------------------------------------------------------------
                                                                                         $8,491,276
---------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 1.2%
---------------------------------------------------------------------------------------------------
Activision, Inc.(1)                                                  385,000             $5,736,500
---------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                       214,000              3,100,860
---------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                      225,000              3,753,000
---------------------------------------------------------------------------------------------------
                                                                                        $12,590,360
---------------------------------------------------------------------------------------------------
Computer Software - Services - 2.9%
---------------------------------------------------------------------------------------------------
CACI International, Inc.(1)                                          271,800             $9,205,866
---------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(1)                                          275,805              7,099,221
---------------------------------------------------------------------------------------------------
Kronos, Inc.(1)                                                      196,200              7,796,988
---------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                         92,900              1,895,160
---------------------------------------------------------------------------------------------------
MSC Software Corp.(1)                                                175,222              1,601,529
---------------------------------------------------------------------------------------------------
Neoware Systems, Inc.(1)                                              64,200                841,020
---------------------------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                              52,700                790,500
---------------------------------------------------------------------------------------------------
                                                                                        $29,230,284
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 5.3%
---------------------------------------------------------------------------------------------------
Avid Technology, Inc.(1)                                              52,200             $1,085,238
---------------------------------------------------------------------------------------------------
Borland Software Corp.(1)                                            283,100              2,856,479
---------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                      460,000              4,871,400
---------------------------------------------------------------------------------------------------
Cognos, Inc.(1)                                                      347,600              8,491,868
---------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                285,249              7,969,857
---------------------------------------------------------------------------------------------------
J.D. Edwards & Co.(1)                                                200,000              2,398,000
---------------------------------------------------------------------------------------------------
McDATA Corp., "A"(1)                                                 200,000              1,660,000
---------------------------------------------------------------------------------------------------
McDATA Corp., "B"(1)                                                 400,000              3,320,000
---------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                        1,032,500             15,281,000
---------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                                            459,900              4,465,629
---------------------------------------------------------------------------------------------------
Scansoft, Inc.(1)                                                    224,801              1,011,605
---------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                           1,122,910                932,015
---------------------------------------------------------------------------------------------------
                                                                                        $54,343,091
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
---------------------------------------------------------------------------------------------------
Church & Dwight, Inc.                                                184,350             $5,493,630
---------------------------------------------------------------------------------------------------
Dial Corp.                                                           109,300              1,988,167
---------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc.(1)                                              29,200                316,528
---------------------------------------------------------------------------------------------------
                                                                                         $7,798,325
---------------------------------------------------------------------------------------------------
Electronics - 2.7%
---------------------------------------------------------------------------------------------------
Amphenol Corp., "A"(1)                                                95,300             $3,887,287
---------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                                      734,100              2,562,009
---------------------------------------------------------------------------------------------------
DSP Group, Inc.(1)                                                   190,460              3,041,646
---------------------------------------------------------------------------------------------------
Exar Corp.(1)                                                        330,100              4,149,357
---------------------------------------------------------------------------------------------------
GlobespanVirata, Inc.(1)                                             638,700              2,976,342
---------------------------------------------------------------------------------------------------
Kopin Corp.(1)                                                       300,000              1,407,000
---------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                140,000              1,866,200
---------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                       333,100              2,438,292
---------------------------------------------------------------------------------------------------
LTX Corp.(1)                                                         240,300              1,273,590
---------------------------------------------------------------------------------------------------
Micrel, Inc.(1)                                                      140,000              1,377,600
---------------------------------------------------------------------------------------------------
Technitrol, Inc.(1)                                                   86,500              1,320,855
---------------------------------------------------------------------------------------------------
Zoran Corp.(1)                                                       105,300              1,281,501
---------------------------------------------------------------------------------------------------
                                                                                        $27,581,679
---------------------------------------------------------------------------------------------------
Energy - 1.0%
---------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                     517,700            $10,162,451
---------------------------------------------------------------------------------------------------
Entertainment - 3.2%
---------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"(1)                                              138,700             $2,968,180
---------------------------------------------------------------------------------------------------
Emmis Broadcasting Corp., "A"(1)                                     493,285              9,762,110
---------------------------------------------------------------------------------------------------
Entercom Communications Corp.(1)                                     222,515             10,289,094
---------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.(1)                                    295,600              6,568,232
---------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"(1)                                60,300                527,022
---------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.(1)                                426,973              2,600,265
---------------------------------------------------------------------------------------------------
                                                                                        $32,714,903
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
---------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.(1)                            273,100             $2,422,397
---------------------------------------------------------------------------------------------------
Student Loan Corp.                                                     5,500                518,650
---------------------------------------------------------------------------------------------------
                                                                                         $2,941,047
---------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.2%
---------------------------------------------------------------------------------------------------
American Italian Pasta Co.(1)                                        244,700            $10,157,497
---------------------------------------------------------------------------------------------------
Coors Adolph Co.                                                      96,200              4,627,220
---------------------------------------------------------------------------------------------------
Performance Food Group, Co.(1)                                        92,500              2,912,825
---------------------------------------------------------------------------------------------------
Tootsie Roll Industries, Inc.                                        171,289              4,816,647
---------------------------------------------------------------------------------------------------
                                                                                        $22,514,189
---------------------------------------------------------------------------------------------------
Healthcare - 6.5%
---------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)                                     883,700            $10,047,669
---------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                                      406,725              8,960,152
---------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                               1,643,795             28,700,661
---------------------------------------------------------------------------------------------------
Community Health Care(1)                                             297,650              5,580,937
---------------------------------------------------------------------------------------------------
Select Medical Corp.(1)                                              475,450              6,323,485
---------------------------------------------------------------------------------------------------
VCA Antech, Inc.(1)                                                  381,200              6,057,268
---------------------------------------------------------------------------------------------------
                                                                                        $65,670,172
---------------------------------------------------------------------------------------------------
Internet - 0.2%
---------------------------------------------------------------------------------------------------
Digital Insight Corp.(1)                                             208,200             $2,082,000
---------------------------------------------------------------------------------------------------
Leisure - 0.2%
---------------------------------------------------------------------------------------------------
Argosy Gaming Corp.(1)                                               151,000             $2,417,510
---------------------------------------------------------------------------------------------------
Machinery - 0.3%
---------------------------------------------------------------------------------------------------
Cognex Corp.(1)                                                      135,000             $3,064,500
---------------------------------------------------------------------------------------------------
Manufacturing - 1.2%
---------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                         71,700             $2,396,214
---------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                 93,100              5,914,643
---------------------------------------------------------------------------------------------------
Hydril Co.(1)                                                        151,350              3,894,235
---------------------------------------------------------------------------------------------------
                                                                                        $12,205,092
---------------------------------------------------------------------------------------------------
Media - 2.6%
---------------------------------------------------------------------------------------------------
A.H. Belo Corp.                                                      326,900             $7,044,695
---------------------------------------------------------------------------------------------------
LIN TV Corp.(1)                                                      405,400              9,178,256
---------------------------------------------------------------------------------------------------
McClatchy Co.                                                        173,700              9,418,014
---------------------------------------------------------------------------------------------------
Radio One, Inc.(1)                                                    39,250                539,295
---------------------------------------------------------------------------------------------------
                                                                                        $26,180,260
---------------------------------------------------------------------------------------------------
Medical & Health Products - 3.9%
---------------------------------------------------------------------------------------------------
Conceptus, Inc.(1)                                                   126,800               $951,000
---------------------------------------------------------------------------------------------------
CryoLife, Inc.(1)                                                    240,100              1,500,625
---------------------------------------------------------------------------------------------------
Fischer Imaging Corp.(1)                                              86,200                530,130
---------------------------------------------------------------------------------------------------
Haemonetics Corp.(1)                                                 897,759             18,843,962
---------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                           232,200              3,055,752
---------------------------------------------------------------------------------------------------
Nektar Therapeutics(1)                                             1,240,300              6,263,515
---------------------------------------------------------------------------------------------------
Thoratec Corp.(1)                                                    315,300              2,963,820
---------------------------------------------------------------------------------------------------
Wilson Great Batch Technologies, Inc.(1)                             215,610              5,396,718
---------------------------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                                 17,300                661,725
---------------------------------------------------------------------------------------------------
                                                                                        $40,167,247
---------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 8.8%
---------------------------------------------------------------------------------------------------
Accredo Health, Inc.(1)                                               49,100             $1,166,125
---------------------------------------------------------------------------------------------------
Ameripath, Inc.(1)                                                   228,995              4,717,297
---------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc(1)                                        100,000              1,947,010
---------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                        270,100              7,187,361
---------------------------------------------------------------------------------------------------
Hologic, Inc.(1)                                                     482,100              3,485,583
---------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(1)                                          486,765             17,747,452
---------------------------------------------------------------------------------------------------
Inveresk Research Group, Inc.(1)                                      69,400              1,179,106
---------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                         279,930              5,934,516
---------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                            383,460             11,465,454
---------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)                          383,250             12,022,552
---------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                            198,950             $5,823,266
---------------------------------------------------------------------------------------------------
Steris Corp.(1)                                                      172,450              4,354,363
---------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.(1)                                     336,300              8,030,844
---------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                                              68,445              1,778,886
---------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.(1)                      136,000              2,496,960
---------------------------------------------------------------------------------------------------
                                                                                        $89,336,775
---------------------------------------------------------------------------------------------------
Oil Services - 3.7%
---------------------------------------------------------------------------------------------------
Cal Dive International, Inc.(1)                                      254,155             $4,745,074
---------------------------------------------------------------------------------------------------
Dril-Quip, Inc.(1)                                                   460,263              6,296,398
---------------------------------------------------------------------------------------------------
National Oilwell, Inc.(1)                                            186,900              4,205,250
---------------------------------------------------------------------------------------------------
Pride International, Inc.(1)                                         627,560              9,099,620
---------------------------------------------------------------------------------------------------
Trico Marine Services, Inc.(1)                                       402,697              1,059,093
---------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                         660,050             12,514,548
---------------------------------------------------------------------------------------------------
                                                                                        $37,919,983
---------------------------------------------------------------------------------------------------
Oils - 2.3%
---------------------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                                  433,300             $9,857,575
---------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                          298,996             10,195,764
---------------------------------------------------------------------------------------------------
Premcor, Inc.(1)                                                      54,600              1,371,006
---------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                                    190,100              1,648,167
---------------------------------------------------------------------------------------------------
                                                                                        $23,072,512
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
---------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.(1)                                      109,550             $5,105,030
---------------------------------------------------------------------------------------------------
Printing & Publishing - 2.7%
---------------------------------------------------------------------------------------------------
John Wiley & Sons, Inc., "A"                                         115,100             $2,612,770
---------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                266,900              8,554,145
---------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"(1)                                    456,550              3,862,413
---------------------------------------------------------------------------------------------------
Scholastic Corp.(1)                                                  528,696             12,403,208
---------------------------------------------------------------------------------------------------
                                                                                        $27,432,536
---------------------------------------------------------------------------------------------------
Real Estate - 0.2%
---------------------------------------------------------------------------------------------------
FBR Asset Investment Corp.                                            72,900             $2,338,632
---------------------------------------------------------------------------------------------------
Restaurants & Lodging - 4.6%
---------------------------------------------------------------------------------------------------
Brinker International, Inc.(1)                                       200,000             $5,544,000
---------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc.(1)                                    458,930             11,353,928
---------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                            56,300              1,424,953
---------------------------------------------------------------------------------------------------
Jack in the Box, Inc.(1)                                              27,825                459,391
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                             351,450             11,316,690
---------------------------------------------------------------------------------------------------
Panera Bread Co.(1)                                                  110,300              3,034,353
---------------------------------------------------------------------------------------------------
Prime Hospitality Corp.(1)                                           650,000              3,354,000
---------------------------------------------------------------------------------------------------
RARE Hospitality International, Inc.(1)                              231,700              6,216,511
---------------------------------------------------------------------------------------------------
Sonic Corp.(1)                                                       200,000              4,504,000
---------------------------------------------------------------------------------------------------
                                                                                        $47,207,826
---------------------------------------------------------------------------------------------------
Retail - 6.8%
---------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.(1)                                    310,700             $3,663,153
---------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp.(1)                                        322,800              3,144,072
---------------------------------------------------------------------------------------------------
Charming Shoppes, Inc.(1)                                          1,200,000              3,480,000
---------------------------------------------------------------------------------------------------
Cost Plus, Inc.(1)                                                   320,600              7,453,950
---------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(1)                                          510,250             10,536,662
---------------------------------------------------------------------------------------------------
Guitar Center, Inc.(1)                                               160,200              3,271,284
---------------------------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                                    90,700              2,004,470
---------------------------------------------------------------------------------------------------
Michael's Stores, Inc.(1)                                             71,650              1,683,775
---------------------------------------------------------------------------------------------------
Movie Gallery, Inc.(1)                                                41,900                636,922
---------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc.(1)                                       320,125              6,008,746
---------------------------------------------------------------------------------------------------
PETsMART, Inc.(1)                                                    385,000              5,755,750
---------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                 406,450              6,491,007
---------------------------------------------------------------------------------------------------
Regis Corp.                                                          485,850             11,320,305
---------------------------------------------------------------------------------------------------
Timberland Co., "A"(1)                                                49,100              1,885,440
---------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                          61,700                940,925
---------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                            62,100              1,045,764
---------------------------------------------------------------------------------------------------
                                                                                        $69,322,225
---------------------------------------------------------------------------------------------------
Special Products & Services - 2.9%
---------------------------------------------------------------------------------------------------
Career Education Corp.(1)                                            277,900            $12,922,350
---------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(1)                                         259,700              9,733,556
---------------------------------------------------------------------------------------------------
Millipore Corp.                                                      207,300              6,936,258
---------------------------------------------------------------------------------------------------
                                                                                        $29,592,164
---------------------------------------------------------------------------------------------------
Technology - 0.3%
---------------------------------------------------------------------------------------------------
Excel Technology, Inc.(1)                                             60,700             $1,236,459
---------------------------------------------------------------------------------------------------
Varian, Inc.(1)                                                       47,510              1,404,871
---------------------------------------------------------------------------------------------------
                                                                                         $2,641,330
---------------------------------------------------------------------------------------------------
Telecommunications - 0.3%
---------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                            405,100             $2,649,354
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
---------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)                               869,805            $13,873,390
---------------------------------------------------------------------------------------------------
Trucking - 3.7%
---------------------------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                           372,531             $6,705,558
---------------------------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.(1)                                198,400              4,868,736
---------------------------------------------------------------------------------------------------
Knight Transportation, Inc.(1)                                       357,400              6,951,430
---------------------------------------------------------------------------------------------------
Swift Transportation, Inc.(1)                                        448,050              7,159,839
---------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                             348,117              6,527,194
---------------------------------------------------------------------------------------------------
Yellow Corp.(1)                                                      243,400              5,517,878
---------------------------------------------------------------------------------------------------
                                                                                        $37,730,635
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $916,552,775
---------------------------------------------------------------------------------------------------
Foreign Stocks - 1.6%
---------------------------------------------------------------------------------------------------
Canada - 0.7%
---------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc. (Electronics)(1)                       2,135,735             $7,346,928
---------------------------------------------------------------------------------------------------
Mexico - 0.3%
---------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR
(Transportation)                                                     307,490             $3,121,024
---------------------------------------------------------------------------------------------------
United Kingdom - 0.6%
---------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)(1)                            235,000             $5,886,750
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $16,354,702
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,023,274,737)                                         $932,907,477
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 7.9%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Citigroup, Inc., due 3/03/03                                         $13,300            $13,299,040
---------------------------------------------------------------------------------------------------
FMNA, due 3/03/03                                                     37,904             37,901,241
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03                           28,848             28,845,820
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $80,046,101
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 13.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                139,709,844           $139,709,844
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,243,030,682)                                  $1,152,663,422
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (13.3)%                                               (135,140,092)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,017,523,330
---------------------------------------------------------------------------------------------------

(1)Non-income producing security.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
----------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS
Investments, at value, including $132,749,952 of
securities on loan (identified cost, $1,243,030,682)        $1,152,663,422
----------------------------------------------------------------------------------------------------
Cash                                                                   921
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                  8,537,707
----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  2,055,055
----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  247,203
----------------------------------------------------------------------------------------------------
Other assets                                                           274
----------------------------------------------------------------------------------------------------
Total assets                                                                         $1,163,504,582
----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                               $3,068,151
----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               2,878,825
----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     139,709,844
----------------------------------------------------------------------------------------------------
Payable to affiliates
----------------------------------------------------------------------------------------------------
  Management fee                                                    25,055
----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    2,784
----------------------------------------------------------------------------------------------------
  Distribution and service fee                                      13,955
----------------------------------------------------------------------------------------------------
  Administrative fee                                                   487
----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             282,151
----------------------------------------------------------------------------------------------------
Total liabilities                                                                      $145,981,252
----------------------------------------------------------------------------------------------------
Net assets                                                                           $1,017,523,330
----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                             $1,760,911,092
----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                         (90,367,260)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (646,053,120)
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (6,967,382)
----------------------------------------------------------------------------------------------------
Net assets                                                                           $1,017,523,330
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                94,366,399
----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                  $690,346,346
----------------------------------------------------------------------------------------------------
  Shares outstanding                                            63,701,884
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.84
----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.84)                                                $11.50
----------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                  $201,450,177
----------------------------------------------------------------------------------------------------
  Shares outstanding                                            19,026,077
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.59
----------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                   $66,274,774
----------------------------------------------------------------------------------------------------
  Shares outstanding                                             6,250,245
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.60
----------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                   $59,268,216
----------------------------------------------------------------------------------------------------
  Shares outstanding                                             5,371,044
----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $11.03
----------------------------------------------------------------------------------------------------

Class R shares
  Net assets                                                       $36,041
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,326
----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $10.84
----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                       $69,572
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,430
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.82
----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.82)                                                $11.48
----------------------------------------------------------------------------------------------------

Class 529B shares
  Net assets                                                       $25,505
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,412
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.57
----------------------------------------------------------------------------------------------------

Class 529C shares
  Net assets                                                       $52,699
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,981
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.58
----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT LOSS

Income
----------------------------------------------------------------------------------------------------
  Dividends                                                     $1,679,658
----------------------------------------------------------------------------------------------------
  Interest                                                         474,642
----------------------------------------------------------------------------------------------------
  Income on securities loaned                                      253,714
----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (1,515)
----------------------------------------------------------------------------------------------------
Total investment income                                                                 $2,406,499
----------------------------------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------------------------------
  Management fee                                                $4,939,155
----------------------------------------------------------------------------------------------------
  Trustees' compensation                                            18,346
----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  548,795
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         1,316,938
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         1,079,672
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           385,469
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                22
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             74
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             68
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            125
----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      53
----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      17
----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      31
----------------------------------------------------------------------------------------------------
  Administrative fee                                                30,234
----------------------------------------------------------------------------------------------------
  Custodian fee                                                    169,564
----------------------------------------------------------------------------------------------------
  Printing                                                          84,614
----------------------------------------------------------------------------------------------------
  Postage                                                          100,952
----------------------------------------------------------------------------------------------------
  Auditing fees                                                     15,500
----------------------------------------------------------------------------------------------------
  Legal fees                                                         5,020
----------------------------------------------------------------------------------------------------
  Miscellaneous                                                    708,749
----------------------------------------------------------------------------------------------------
Total expenses                                                  $9,403,398
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (44,933)
----------------------------------------------------------------------------------------------------
Net expenses                                                                            $9,358,465
----------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(6,951,966)
----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
----------------------------------------------------------------------------------------------------
  Investment transactions                                     $(59,525,255)
----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (1,581)
----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(59,526,836)
----------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                      $(46,985,123)
----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                     $(106,511,959)
----------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                               $(113,463,925)
----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                       STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
This Statement gives you a summary of distributions of income and gains (losses) separated by share class.
                                                            SIX MONTHS                 YEAR
                                                              ENDING                  ENDING
                                                              2/28/03                 8/31/02
                                                            (UNAUDITED)
OPERATIONS

Net investment loss                                            $(6,951,966)           $(21,597,324)
----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                   (59,526,836)           (362,812,388)
----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                             (46,985,123)            (79,980,275)
---------------------------------------------------------    -------------           -------------
Decrease in net assets from operations                       $(113,463,925)          $(464,389,987)
---------------------------------------------------------    -------------           -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

In excess of net realized gain on investments and
foreign currency transactions (Class A)                              $  --                $(15,689)
--------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class B)                                 --                  (4,984)
--------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class C)                                 --                  (1,884)
--------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class I)                                 --                    (787)
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $  --                $(23,344)
---------------------------------------------------------    -------------           -------------
Net increase (decrease) in net assets from fund share
transactions                                                  $(58,929,906)            $62,239,942
---------------------------------------------------------    -------------           -------------
Total decrease in net assets                                 $(172,393,831)          $(402,173,389)
---------------------------------------------------------    -------------           -------------

NET ASSETS

At beginning of period                                      $1,189,917,161          $1,592,090,550
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $6,967,382 and $15,416, respectively)               $1,017,523,330          $1,189,917,161
--------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                                                                      YEAR ENDING 8/31
                                   SIX MONTHS            ------------------------------------------------------------------------
                                     ENDING
                                    2/28/03              2002              2001            2000           1999           1998
CLASS A                           (UNAUDITED)

Net asset value, beginning
of period                           $11.99              $16.17            $25.00          $14.59          $10.65         $13.07
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(2)
 Net investment loss(1)             $(0.06)             $(0.18)           $(0.20)         $(0.26)         $(0.16)        $(0.11)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                            (1.09)              (4.00)            (5.02)          11.28            4.24          (0.36)
--------------------------------    ------              ------            ------          ------           -----         ------
Total from investment
operations                          $(1.15)             $(4.18)           $(5.22)         $11.02           $4.08         $(0.47)
--------------------------------    ------              ------            ------          ------           -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $  --               $  --             $  --           $  --           $  --         $(0.72)
---------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                  --                  --             (3.23)          (0.61)          (0.14)         (1.23)
---------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions          --                0.00(5)          (0.30)             --              --             --
--------------------------------    ------              ------            ------          ------           -----         ------
 From paid-in capital                   --                  --             (0.08)             --              --             --
--------------------------------    ------              ------            ------          ------           -----         ------
 Total distributions
 declared to shareholders            $  --              $ 0.00(5)         $(3.61)         $(0.61)         $(0.14)        $(1.95)
--------------------------------    ------              ------            ------          ------           -----         ------
Net asset value, end
of period                           $10.84              $11.99            $16.17          $25.00          $14.59         $10.65
--------------------------------    ------              ------            ------          ------           -----         ------
Total return(3) (%)                  (9.59)(6)          (25.85)           (22.37)          76.63           38.44          (4.88)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(4)                           1.56(7)             1.58              1.52            1.53            1.51           1.53
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.11)(7)           (1.21)            (1.06)          (1.17)          (1.13)         (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      43                 102                49             103             104            196
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $690,346            $822,193        $1,050,554        $904,142        $248,710        $63,740
---------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
   December 31, 1999, and 0.30% through August 31, 2000. Prior to November 1, 1997, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund at not more than 1.50% of the fund's average daily net assets, and the investment advisor, distributor and shareholder servicing agent did not impose any of their fees. To the extent actual expenses were over/under these limitations and the waivers had not been in place for the periods indicated, the net investment loss per share and the ratios would have been:

Net investment loss                  $  --               $  --             $  --          $(0.26)         $(0.17)        $(0.12)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                             --                  --                --            1.51            1.57           1.63
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     --                  --                --           (1.15)          (1.19)         (0.92)
---------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
4. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
5. Per share amount was less than $0.01.
6. Not annualized.
7. Annualized.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                  YEAR ENDING 8/31                        PERIOD
                                     ENDING              ---------------------------------------------------------     ENDING
                                    2/28/03               2002             2001           2000            1999        8/31/98(2)
CLASS C                           (UNAUDITED)
Net asset value, beginning
of period                           $11.77              $15.97            $24.73          $14.47          $10.61         $11.80
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(3)
 Net investment loss(1)             $(0.10)             $(0.28)           $(0.32)         $(0.39)         $(0.24)        $(0.17)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                            (1.07)              (3.92)            (4.97)          11.18            4.21          (1.02)
--------------------------------    ------              ------            ------          ------           -----         ------
Total from investment
operations                          $(1.17)             $(4.20)           $(5.29)         $10.79           $3.97         $(1.19)
--------------------------------    ------              ------            ------          ------           -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions               $  --               $  --            $(3.10)         $(0.53)         $(0.11)         $  --
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --                0.00(5)          (0.29)             --              --             --
--------------------------------    ------              ------            ------          ------           -----         ------
 From paid-in capital                   --                  --             (0.08)             --              --             --
--------------------------------    ------              ------            ------          ------           -----         ------
 Total distributions
 declared to shareholders            $  --              $ 0.00(5)         $(3.47)         $(0.53)         $(0.11)         $  --
--------------------------------    ------              ------            ------          ------           -----         ------
Net asset value, end
of period                           $10.60              $11.77            $15.97          $24.73          $14.47         $10.61
--------------------------------    ------              ------            ------          ------           -----         ------
Total return (%)                     (9.94)(4)          (26.34)           (22.87)          75.57           37.53         (10.08)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(4)                           2.21(7)             2.23              2.17            2.18            2.16           2.18(7)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.76)(7)           (1.86)            (1.70)          (1.79)          (1.78)         (1.51)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      43                 102                49             103             104            196
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $66,275             $87,271          $136,530        $202,891         $74,493        $24,450
------------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.30% of average daily net assets from January 1, 2000, through August 31,
   2000. Prior to January 1, 2000, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under these limitations, the net investment loss per share and the ratios would have been:

Net investment loss                  $  --               $  --             $  --          $(0.39)         $(0.25)        $(0.17)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE
NET ASSETS)

Expenses(4)                             --                  --                --            2.16            2.22           2.28(7)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     --                  --                --           (1.77)          (1.84)         (1.61)(7)
------------------------------------------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's operations, November 3, 1997, through August 31, 1998.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
5. Per share amount was less than $0.01.
6. Not annualized.
7. Annualized.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                  YEAR ENDING 8/31                        PERIOD
                                     ENDING              ---------------------------------------------------------     ENDING
                                    2/28/03              2002              2001           2000            1999        8/31/98(2)
CLASS B                           (UNAUDITED)
Net asset value, beginning
of period                           $11.75              $15.95            $24.71          $14.46          $10.60         $11.80
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(3)
 Net investment loss(1)             $(0.10)             $(0.28)           $(0.32)         $(0.39)         $(0.24)        $(0.17)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                            (1.06)              (3.92)            (4.97)          11.17            4.21          (1.03)
--------------------------------    ------              ------            ------          ------          ------         ------
Total from investment
operations                          $(1.16)             $(4.20)           $(5.29)         $10.78           $3.97         $(1.20)
--------------------------------    ------              ------            ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions               $  --               $  --            $(3.10)         $(0.53)         $(0.11)         $  --
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --                0.00(5)          (0.29)             --              --             --
--------------------------------    ------              ------            ------          ------          ------         ------
 From paid-in capital                   --                  --             (0.08)             --              --             --
--------------------------------    ------              ------            ------          ------          ------         ------
 Total distributions
 declared to shareholders            $  --              $ 0.00(5)         $(3.47)         $(0.53)         $(0.11)         $  --
--------------------------------    ------              ------            ------          ------          ------         ------
Net asset value, end
of period                           $10.59              $11.75            $15.95          $24.71          $14.46         $10.60
--------------------------------    ------              ------            ------          ------          ------         ------
Total return (%)                     (9.87)(6)          (26.33)           (22.92)          75.50           37.56         (10.17)(6)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(4)                           2.21(7)             2.23              2.17            2.18            2.16           2.18(7)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.76)(7)           (1.86)            (1.70)          (1.81)          (1.76)         (1.49)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      43                 102                49             103             104            196
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $201,450            $232,792          $352,886        $483,805        $174,488        $82,032
------------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.30% of average daily net assets through August 31, 2000. Prior to January
   1, 2000, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under these limitations, the net investment loss per share and the ratios would have been:

Net investment loss                  $  --               $  --             $  --          $(0.39)         $(0.25)        $(0.18)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE
NET ASSETS)
Expenses(4)                             --                  --                --            2.16            2.22           2.28(7)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     --                  --                --           (1.79)          (1.82)         (1.59)(7)
------------------------------------------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's investment operations, November 3, 1997, through August 31, 1998.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
5. Per share amount was less than $0.01.
6. Not annualized.
7. Annualized.

See notes to financial statements.

Financial Highlights - continued

                                                                                      YEAR ENDING 8/31
                                 SIX MONTHS            ------------------------------------------------------------------------
                                   ENDING
                                  2/28/03                2002              2001           2000            1999            1998
CLASS I                         (UNAUDITED)
Net asset value, beginning
of period                           $12.19              $16.37            $25.26          $14.71          $10.70         $13.08
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(2)
 Net investment loss(1)             $(0.04)             $(0.13)           $(0.13)         $(0.18)         $(0.11)        $(0.03)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                            (1.12)              (4.05)            (5.09)          11.37            4.27          (0.40)
-------------------------------     ------              ------            ------          ------          ------         ------
Total from investment
operations                          $(1.16)             $(4.18)           $(5.22)         $11.19           $4.16         $(0.43)
-------------------------------     ------              ------            ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $  --               $  --             $  --           $  --           $  --         $(0.72)
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                  --                  --             (3.28)          (0.64)          (0.15)         (1.23)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --                0.00(4)          (0.31)             --              --             --
-------------------------------     ------              ------            ------          ------          ------         ------
 From paid-in capital                   --                  --             (0.08)             --              --             --
-------------------------------     ------              ------            ------          ------          ------         ------
 Total distributions
 declared to shareholders            $  --              $ 0.00(4)         $(3.67)         $(0.64)         $(0.15)        $(1.95)
-------------------------------     ------              ------            ------          ------          ------         ------
Net asset value, end
of period                           $11.03              $12.19            $16.37          $25.26          $14.71         $10.70
-------------------------------     ------              ------            ------          ------          ------         ------
Total return (%)                     (9.52)(5)          (25.58)           (22.09)          77.22           39.06          (4.50)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(3)                           1.21(6)             1.23              1.17            1.18            1.16           1.18
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.76)(6)           (0.86)            (0.71)          (0.83)          (0.77)         (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      43                 102                49             103             104            196
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $59,268             $47,641           $52,121         $35,311          $9,973         $3,321
------------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
   December 31, 1999, and 0.30% through August 31, 2000. Prior to November 1, 1997, subject to reimbursement by the fund, the investment adviser agreed to maintain the fund at not more than 1.50% of the fund's average daily net assets, and the investment adviser, distributor and shareholder servicing agent did not impose any of their fees. To the extent actual expenses were over/under these limitations and the waivers had not been in place for the periods indicated, the net investment loss per share and the ratios would have been:

Net investment loss                  $  --               $  --             $  --          $(0.18)         $(0.12)        $(0.03)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE
NET ASSETS)
Expenses(3)                             --                  --                --            1.16            1.22           1.28
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     --                  --                --           (0.81)          (0.83)         (0.31)
------------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
4. Per share amount was less than $0.01.
5. Not annualized.
6. Annualized.

See notes to financial statements.

                                                               PERIOD ENDING
                                                                  2/28/03(1)
                                                                 (UNAUDITED)
CLASS R

Net asset value, beginning of period                                  $11.43
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
  Net investment loss                                                 $(0.02)
----------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.57)
----------------------------------------------------------------------------
Total from investment operations                                      $(0.59)
----------------------------------------------------------------------------
Net asset value, end of period                                        $10.84
----------------------------------------------------------------------------
Total return (%)                                                       (5.16)(4)
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(3)                                                             1.71(5)
----------------------------------------------------------------------------
Net investment loss                                                    (1.23)(5)
----------------------------------------------------------------------------
Portfolio turnover                                                        43
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $36
----------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. Not annualized.
5. Annualized.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS         PERIOD          SIX MONTHS          PERIOD         SIX MONTHS         PERIOD
                                   ENDING           ENDING            ENDING            ENDING           ENDING           ENDING
                                  2/28/03         8/31/02(1)          2/28/03         8/31/02(1)         2/28/03        8/31/02(1)
                                (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                        CLASS 529A                         CLASS 529B                        CLASS 529C
Net asset value,
beginning of period               $11.99            $11.85            $11.75            $11.62           $11.77          $11.64
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)

 Net investment loss              $(0.07)           $(0.01)           $(0.10)           $(0.02)          $(0.10)         $(0.02)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency                  (1.10)             0.15             (1.08)             0.15            (1.09)           0.15
-------------------------------   ------            ------            ------            ------           ------          ------
Total from investment
operations                        $(1.17)            $0.14            $(1.18)            $0.13           $(1.19)          $0.13
-------------------------------   ------            ------            ------            ------           ------          ------
Net asset value, end
of period                         $10.82            $11.99            $10.57            $11.75           $10.58          $11.77
-------------------------------   ------            ------            ------            ------           ------          ------
Total return (%)                   (9.76)(4)          1.18(4)         (10.04)(4)          1.12(4)        (10.11)(4)        1.12(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(3)                         1.81(5)           1.83(5)           2.46(5)           2.48(5)          2.46(5)         2.48(5)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (1.36)(5)         (1.20)(5)         (2.02)(5)         (1.87)(5)        (1.97)(5)       (1.88)(5)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    43               102                43               102               43             102
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)                 $70               $10               $26                $6              $53              $5
------------------------------------------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. Not annualized.
5. Annualized.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $13,757 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $31,176 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                   $23,344       $207,316,783
--------------------------------------------------------------------------------
  Long-term capital gain                                 --         44,170,620
--------------------------------------------------------------------------------
                                                    $23,344       $251,487,403
--------------------------------------------------------------------------------
  Tax return of capital                                  --          5,929,581
--------------------------------------------------------------------------------
Total distribution declared                         $23,344       $257,416,984
--------------------------------------------------------------------------------

As of August 31, 2002, the components of earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                        $(271,036,016)
      ---------------------------------------------------------------
      Unrealized depreciation                            (47,639,593)
      ---------------------------------------------------------------
      Other temporary differences                       (311,248,229)
      ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $920 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                     0.0175%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0130%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0005%
      ------------------------------------------------------------
      In excess of $7 billion                              0.0000%
      ------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $22,723 and $232 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

              CLASS A  CLASS B  CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee             0.10%    0.75%    0.75%   0.25%      0.10%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee     0.25%    0.25%    0.25%   0.25%      0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan            0.35%    1.00%    1.00%   0.50%      0.35%      1.00%     1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

              CLASS A  CLASS B  CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained
by MFD        $14,286   $1,104     $620   $  --        $11      $  --      $  --
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

              CLASS A  CLASS B  CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan            0.35%    1.00%    1.00%   0.50%      0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                             CLASS A   CLASS B   CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred Sales
Charges Imposed               $1,373  $231,061    $2,426       $  --       $  --
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $445,854,929 and $513,967,509, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $1,243,030,682
      -----------------------------------------------------------------
      Gross unrealized depreciation                       (159,731,164)
      -----------------------------------------------------------------
      Gross unrealized appreciation                         69,363,904
      -----------------------------------------------------------------
      Net unrealized depreciation                         $(90,367,260)
      -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES
Shares sold                               16,855,975      $194,358,036       46,601,538       $708,790,044
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --            1,612             25,642
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (21,723,484)     (248,811,136)     (43,017,428)      (615,583,194)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (4,867,509)     $(54,453,100)       3,585,722        $93,232,492
----------------------------------------------------------------------------------------------------------

                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS B SHARES
Shares sold                                2,559,873       $28,683,623        5,222,620        $77,134,173
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              450              7,342
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (3,342,978)      (37,427,128)      (7,541,319)      (107,643,576)
----------------------------------------------------------------------------------------------------------
Net decrease                                (783,105)      $(8,743,505)      (2,318,249)      $(30,502,061)
----------------------------------------------------------------------------------------------------------

                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS C SHARES
Shares sold                                  878,719        $9,761,473        1,639,253        $25,677,235
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              243              3,864
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,042,418)      (22,783,503)      (2,772,927)       (39,488,363)
----------------------------------------------------------------------------------------------------------
Net decrease                              (1,163,699)     $(13,022,030)      (1,133,431)      $(13,807,264)
----------------------------------------------------------------------------------------------------------

                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS I SHARES
Shares sold                                2,454,700       $28,780,716        2,416,791        $37,999,084
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --               45                756
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (992,434)      (11,668,041)      (1,691,261)       (24,703,713)
----------------------------------------------------------------------------------------------------------
Net increase                               1,462,266       $17,112,675          725,575        $13,296,127
----------------------------------------------------------------------------------------------------------

                                                Period ending
                                                 2/28/03(1)
                                          SHARES            AMOUNT

CLASS R SHARES
Shares sold                                    3,326           $38,673
----------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                           8/31/02(2)
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                    5,658           $65,047              831             $9,997
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (59)             (691)              --                 --
----------------------------------------------------------------------------------------------------------
Net increase                                   5,599           $64,356              831             $9,997
----------------------------------------------------------------------------------------------------------

                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529B SHARES
Shares sold                                    1,965           $22,096              469             $5,502
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (22)             (252)              --                 --
----------------------------------------------------------------------------------------------------------
Net increase                                   1,943           $21,844              469             $5,502
----------------------------------------------------------------------------------------------------------

                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529C SHARES
Shares sold                                    4,557           $51,349              443             $5,200
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (15)             (168)              (4)               (51)
----------------------------------------------------------------------------------------------------------
Net increase                                   4,542           $51,181              439             $5,149
----------------------------------------------------------------------------------------------------------

1 For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2 For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $3,703 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500
    Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since
January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Robert A. Henderson(1)
Donald F. Pitcher, Jr.(1)

(1) MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)       24 hours a day, 365 days a
stock and bond outlooks       touch-tone required    year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                            NDF-SEM-4/03 145.1M